UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number 811-21132

                              Investment Portfolio
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     255 State Street,
                         Boston MA                               02109
        -----------------------------------------------------------------
              (Address of principal executive offices)         (Zip code)

                              Alan R. Dynner, Esq.
                               255 State Street,
                                Boston MA 02109
               --------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-482-8260

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

During the period, the Fund held no securities which required a proxy vote.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        (Registrant)  Investment Portfolio

                                      By (Signature)  /S/ Mark S. Venezia
                                                      --------------------------
                                      Name            Mark S. Venezia

                                      Title           President

Date  08-31-2004